Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 15,139	$ 14,158
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(880)	(553)
Property, plant and equipment, net	15,133	14,151
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,703	7,976
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,310	6,728
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23	20
Accumulated depreciation	(17)	(13)
Property, plant and equipment, net	$ 6	$ 7